Inventories (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory assets	$ 1,703,162	$ 830,504	$ 160,858